Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share

(3) Earnings (Loss) Per Share

Basic and diluted earnings (loss) per share are calculated by dividing each income (loss) category presented below by the weighted-average basic and diluted shares outstanding for the periods indicated:

(Amounts in millions, except per share amounts)	2011	2010	2009
Net income (loss)	$188	$195	$(443)
Less: net income attributable to noncontrolling interests	139	143	61

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$49	$52	$(504)

Basic per common share:
Net income (loss)	$0.38	$0.40	$(0.98)
Less: net income attributable to noncontrolling interests	0.28	0.29	0.14

Net income (loss) available to Genworth Financial, Inc.’s common stockholders (1)	$0.10	$0.11	$(1.12)

Diluted per common share:
Net income (loss)	$0.38	$0.40	$(0.98)
Less: net income attributable to noncontrolling interests	0.28	0.29	0.14

Net income (loss) available to Genworth Financial, Inc.’s common stockholders (1)	$0.10	$0.11	$(1.12)

Weighted-average shares used in basic earnings per common share calculations	490.6	489.3	451.1
Potentially dilutive securities:
Stock options, restricted stock units and stock appreciation rights	2.9	4.6	—

Weighted-average shares used in diluted earnings per common share calculations (2)	493.5	493.9	451.1

(1)	May not total due to whole number calculation.
(2)

Under applicable accounting guidance, companies in a loss position are required to use basic weighted-average common shares outstanding in the calculation of diluted loss per share. Therefore, as a result of our net loss for the year ended December 31, 2009, we were required to use basic weighted-average common shares outstanding in the calculation of the 2009 diluted loss per share, as the inclusion of shares for stock options, restricted stock units (“RSUs”) and stock appreciation rights (“SARs”) of 1.9 million would have been antidilutive to the calculation. If we had not incurred a net loss in 2009, dilutive potential common shares would have been 453.0 million.

On September 21, 2009, we completed the public offering of 55.2 million shares of our Class A Common Stock, par value $0.001 per share (including the exercise in full of the underwriters’ option to purchase up to an additional 7.2 million shares of our Class A Common Stock). Net proceeds were $622 million.